Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Share capital [Member]	Other equity instruments [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Mar. 31, 2011	$ 181,086	$ 430,608	$ 4,205	$ 5,141	$ (284,509)	$ 25,641
Balance (in shares) at Mar. 31, 2011		46,972,304
Issue of common shares on exercise of stock options	1,816	2,810	0	(994)	0	0
Issue of common shares on exercise of stock options (in shares)		225,845
Issue of common shares on exercise of performance share units	0	3,799	(3,799)	0	0	0
Issue of common shares on exercise of performance share units (in shares)		391,612
Issue of common shares in connection with acquisitions	23,052	23,052	0	0	0	0
Issue of common shares in connection with acquisition (in shares)		915,021
Cancellation of common shares	(1,258)	(403)	0	0	(855)	0
Cancellation of common shares (in shares)		(49,181)
Stock-based compensation	6,058	0	5,706	352	0	0
Net loss for the year	(45,794)	0	0	0	(45,794)	0
Other comprehensive income (loss)	(12,370)	0	0	0	0	(12,370)
Balance at Dec. 31, 2011	152,590	459,866	6,112	4,499	(331,158)	13,271
Balance (in shares) at Dec. 31, 2011		48,455,601
Issue of common shares on exercise of stock options	969	1,492	0	(523)	0	0
Issue of common shares on exercise of stock options (in shares)		93,044
Issue of common shares on exercise of performance share units	0	6,597	(6,597)	0	0	0
Issue of common shares on exercise of performance share units (in shares)		420,446
Issue of common shares in connection with acquisitions	0
Cancellation of common shares	0
Stock-based compensation	12,121	0	9,713	2,408	0	0
Net loss for the year	(98,774)	0	0	0	(98,774)	0
Issue of common shares on public offering	273,556	273,556	0	0	0	0
Issue of common shares on public offering (in shares)		6,325,000
Share issue costs	(8,126)	(8,126)	0	0	0	0
Other comprehensive income (loss)	3,745	0	0	0	0	3,745
Balance at Dec. 31, 2012	336,081	733,385	9,228	6,384	(429,932)	17,016
Balance (in shares) at Dec. 31, 2012		55,294,091
Issue of common shares on exercise of stock options	741	1,147	0	(406)	0	0
Issue of common shares on exercise of stock options (in shares)		111,986
Issue of common shares on exercise of performance share units	0	10,599	(10,599)	0	0	0
Issue of common shares on exercise of performance share units (in shares)		609,200
Issue of common shares in connection with acquisitions	24,091	24,091	0	0	0	0
Issue of common shares in connection with acquisition (in shares)		718,485
Cancellation of common shares	0
Stock-based compensation	14,147	0	11,920	2,227	0	0
Net loss for the year	(185,410)	0	0	0	(185,410)	0
Issue of common shares on public offering	152,340	152,340	0	0	0	0
Issue of common shares on public offering (in shares)		6,000,000
Share issue costs	(5,065)	(5,065)	0	0	0	0
Other comprehensive income (loss)	(17,308)	0	0	0	0	(17,308)
Acquisition to be settled by issuance of common shares	3,285	0	3,285	0	0	0
Acquisition to be settled by issuance of common shares (in shares)		0
Balance at Dec. 31, 2013	$ 322,902	$ 916,497	$ 13,834	$ 8,205	$ (615,342)	$ (292)
Balance (in shares) at Dec. 31, 2013		62,733,762